Share-based Payments - Additional Information (Detail) € / shares in Units, € in Millions								6 Months Ended
	Jun. 01, 2026 shares € / shares	May 01, 2026 € / shares	Apr. 01, 2026 € / shares	Mar. 03, 2026 shares € / shares	Mar. 01, 2026 € / shares	Feb. 01, 2026 € / shares	Jan. 01, 2026 € / shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 EUR (€) shares
Statement Of Lineitems [Line Items]
Weighted average share price | € / shares	€ 25.02	€ 25.12	€ 25.42	€ 23.05	€ 24.03	€ 22.83	€ 23.63
Expense from share-based payment transactions | €								€ 11.5	€ 9.6
Number of share options exercisable in share-based payment arrangement								2,858,237	2,601,619
Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on One Month at grant date				48.00%
Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement				575,000
Weighted average share price | € / shares				€ 24.11
Key management personnel of entity or parent [member] | Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date				25.00%
Key management personnel of entity or parent [member] | Milestone [Member]
Statement Of Lineitems [Line Items]
Number stock options, Granted	60,000
Key management personnel of entity or parent [member] | Milestone One [Member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of restricted stock unit	40.00%							40.00%
Number of restricted stock unit	24,000							8,000
Key management personnel of entity or parent [member] | Milestone Two [Member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of restricted stock unit	60.00%							60.00%
Number of restricted stock unit	36,000							12,000
Key management personnel of entity or parent [member] | Exercise Price of EUR 24.11 Per Share [Member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement				March 2, 2036
Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement				82,500
Weighted average share price | € / shares				€ 24.11
Stock options granted to board of directors [Member] | Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date				100.00%
Stock options granted to board of directors [Member] | Exercise Price of EUR 24.11 Per Share [Member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement				March 2, 2036
Restricted Stock units [Member]
Statement Of Lineitems [Line Items]
Number stock options, Granted								616,605
Restricted Stock units [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement								193,000
Percentage of aggregate number of stock options shall vest on one year at grant date								25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date								48.00%
Restricted Stock units [Member] | Key management personnel of entity or parent [member] | Milestone [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement								20,000
Restricted Stock units [Member] | Employees [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement								376,105
Restricted Stock units [Member] | Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement								27,500